Long-Term Debt (Tables)	12 Months Ended
Dec. 31, 2019
24. Long-term Debt
Long-term debt & long-term revolving credit facilities, outstanding borrowings and available capacity
	Weighted average interest rate (1)
millions of Canadian dollars	2019	2018	Maturity	2019	2018
Emera
Bankers acceptances, LIBOR loans	Variable	Variable	2024	$437	$339
Unsecured fixed rate notes	2.90%	3.50%	2023	500	725
Fixed to floating subordinated notes (USD)	6.75%	6.75%	2076	1,559	1,637
				$2,496	$2,701
Emera Finance
Unsecured senior notes (USD)	3.86%	3.60%	2021 - 2046	$3,572	$4,434
TECO Finance (2)
Fixed rate notes and bonds (USD)	5.15%	5.15%	2020	390	409
Tampa Electric (3)
Fixed rate notes and bonds (USD)	4.53%	4.64%	2021 - 2050	$3,334	$3,126
PGS
Fixed rate notes and bonds (USD)	4.58%	4.66%	2021 - 2050	$437	$425
NMGC
Fixed rate notes and bonds (USD)	4.30%	4.53%	2021 - 2049	$474	$368
NMGI
Fixed rate notes and bonds (USD)	3.64%	3.41%	2024	$195	$273
NSPI
Discount notes	Variable	Variable	2024	$308	$516
Medium term fixed rate notes	5.37%	5.73%	2025 - 2097	2,365	1,965
Fixed rate debenture	-	9.75%	-	-	95
				$2,673	$2,576
Emera Maine
LIBOR loans and demand loans	Variable	Variable	2023	$11	$28
Secured fixed rate mortgage bonds (USD)	9.74%	9.74%	2020 - 2022	65	68
Unsecured senior fixed rate notes (USD)	4.15%	4.23%	2022 - 2049	442	382
				$518	$478
EBP
Senior secured credit facility	Variable	3.08%	2023	$248	$248
ECI
Secured senior notes (USD)	Variable	Variable	2021	$130	$159
Amortizing fixed rate notes (USD)	3.89%	3.83%	2021 - 2022	$122	$114
Secured fixed rate senior notes (4)	4.84%	5.51%	2020 - 2035	$218	$191
				$470	$464
Adjustments
Fair market value adjustment - TECO Energy acquisition (5)				$8	$22
Debt issuance costs				(119)	(113)
Classification as liabilities held for sale (6)				(516)	-
Amount due within one year (7)				(501)	(1,119)
				$(1,128)	$(1,210)
Long-Term Debt				$13,679	$14,292
(1) Weighted average interest rate of fixed rate long-term debt.
(2) TECO Energy is a full and unconditional guarantor of TECO Finance’s securities, and no subsidiaries of TECO Energy guarantee TECO Finance’s securities.
(3) A substantial part of Tampa Electric’s tangible assets are pledged as collateral to secure its first mortgage bonds. There are currently no bonds outstanding under Tampa Electric’s first mortgage bond indenture.
(4) Notes are issued and payable in either USD, BBD or East Caribbean Dollar (XCD).
(5) On acquisition of TECO Energy, Emera recorded a fair market value adjustment on the unregulated long-term debt acquired. The fair market value adjustment is amortized over the remaining term of the debt.
(6) Emera Maine’s assets and liabilities are classified as held for sale. Refer to note 4 for further details.
(7) Excludes Emera Maine amounts which are classified as current liabilities associated with assets held for sale.

The Company’s total long-term revolving credit facilities, outstanding borrowings and available capacity as at December 31 were as follows:

millions of Canadian dollars	Maturity	2019	2018
Emera – revolving credit facility (1)	June 2024	$900	$900
NSPI - revolving credit facility (1)	October 2024	600	600
Emera Maine – revolving credit facility	February 2023	104	109
BLPC – revolving credit facility	2020-2032	25	26
Total		1,629	1,635
Less:
Borrowings under credit facilities		771	899
Letters of credit issued inside credit facilities		65	77
Use of available facilities		836	976
Available capacity under existing agreements		$793	$659
(1) Advances on the revolving credit facility can be made by way of overdraft on accounts up to $50 million.

As at
	Financial Covenant	Requirement	December 31, 2019
Emera
Syndicated credit facilities	Debt to capital ratio	Less than or equal to 0.70 to 1	0.59 : 1

Long-Term Debt Maturities
millions of Canadian dollars	2020	2021	2022	2023	2024	Thereafter	Total
Emera	$-	$-	$-	$500	$437	$1,559	$2,496
Emera US Finance LP	-	974	-	-	-	2,598	3,572
TECO Finance	390	-	-	-	-	-	390
Tampa Electric	-	301	292	-	-	2,741	3,334
PGS	-	61	32	-	-	344	437
NMGC	-	-	-	-	195	-	195
NMGI	-	260	-	-	-	214	474
NSPI	-	-	-	-	308	2,365	2,673
Emera Maine (1)	49	-	107	11	-	351	518
EBP	-	-	-	248	-	-	248
ECI	111	69	81	72	47	90	470
Total	$550	$1,665	$512	$831	$987	$10,262	$14,807
(1) Classified as held for sale.